Borrowings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Borrowings Disclosure Abstract
Fair value of financial liability, recognized at date of issue			$ 100,055
Fair value of financial liability outstanding	$ 23,100	$ 68,349
Mark-to-market loss	15,987	21,398
Mark-to-market loss, net finance cost	$ 5,517	$ 10,682
Borrowings, interest rate	100.00%	10.21%
Fair value of long-term borrowings	$ 43,964	$ 140,968
Fair value of retail bond	36,897	59,313
Fair value of senior convertible notes	$ 23,100	68,349
Senior convertible notes issued			$ 122,500
Option to purchase warrants, description			Option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement.
Monthly payments on convertible notes			$ 3,500
Proceeds from issuance of convertible notes		$ 27,500